Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2017
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2Q17	1Q17	2Q16	6M17	6M16
Deferred compensation expense (CHF million)
Share awards	130	146	141	276	336
Performance share awards	87	98	87	185	206
Contingent Capital Awards	65	85	43	150	62
Contingent Capital share awards	6	5	6	11	6
Capital Opportunity Facility awards	3	4	3	7	6
Plus Bond awards [1]	0	0	0	0	5
2008 Partner Asset Facility awards [2]	0	7	(8)	7	(16)
Other cash awards	87	95	102	182	135
Total deferred compensation expense	378	440	374	818	740
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2Q17
Estimated unrecognized compensation expense (CHF million)
Share awards	715
Performance share awards	351
Contingent Capital Awards	209
Contingent Capital share awards	13
Other cash awards	227
Total	1,515

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	2Q17			6M17
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	113.0	77.7	13.5	73.2	48.4	13.5
Granted [1]	6.0	2.4	0.3	47.7	31.8	0.3
Settled	(30.7)	(23.3)	(4.9)	(32.4)	(23.3)	(4.9)
Forfeited	(1.2)	(0.3)	0.0	(1.4)	(0.4)	0.0
Balance at end of period	87.1	56.5	8.9	87.1	56.5	8.9
of which vested	10.0	5.4	1.1	10.0	5.4	1.1
of which unvested	77.1	51.1	7.8	77.1	51.1	7.8
1
Includes an adjustment for share awards granted in 2Q17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	6M17	6M16
Deferred compensation expense (CHF million)
Share awards	274	334
Performance share awards	183	205
Contingent Capital Awards	150	63
Contingent Capital share awards	11	6
Capital Opportunity Facility awards	7	6
Plus Bond awards [1]	0	5
2008 Partner Asset Facility awards [2]	7	(16)
Other cash awards	172	140
Total deferred compensation expense	804	743
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	6M17
Estimated unrecognized compensation expense (CHF million)
Share awards	702
Performance share awards	343
Contingent Capital Awards	205
Contingent Capital share awards	13
Other cash awards	201
Total	1,464

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3

Share-based award activities
Share-based award activity
	6M17
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	70.7	48.0	12.7
Granted [1]	45.5	31.1	0.3
Settled	(31.5)	(22.9)	(4.8)
Forfeited [2]	(2.0)	(0.9)	(0.3)
Balance at end of period	82.7	55.3	7.9
of which vested	9.6	5.3	1.0
of which unvested	73.1	50.0	6.9
1
Includes an adjustment for share awards granted in 6M17 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, Bank-now AG and Swisscard AECS GmbH.